JPMorgan Core Plus Bond Fund Annual Fund Operating Expenses - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan Core Plus Bond Fund	Feb. 28, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	6/30/26
Class R2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.09%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.16%
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	1.14%	[1]
Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.09%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	0.89%	[1]
Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.09%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.66%
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	0.64%	[1]
Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.09%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.51%
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	0.49%	[1]
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.08%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	0.38%	[1]

[1]	The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/26, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.